25 Research and Development and Energy Efficiency (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable, before any related prepayments	R$ 222,550
Amounts payable to regulatory agencies	22,479
Other amounts payable	413,142
Research and development and energy efficiency	658,171	R$ 592,735	R$ 532,475
Research and development and energy efficiency, current	375,395	270,429
Research and development and energy efficiency, noncurrent	282,776	322,306
MME [Member]
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency	2,023	2,361	2,616
FNDCT [Member]
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency	4,046	4,725	5,232
P&D [Member]
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Research and development and energy efficiency	341,658	327,626	R$ 316,121
Research and Development - R&D [Member]
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable, before any related prepayments	174,032
Amounts payable to regulatory agencies	6,069
Other amounts payable	167,626
Research and development and energy efficiency	347,727	334,712
Research and Development - R&D [Member] | National Fund for Scientific and Technological Development - FNDCT [Member]
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable to regulatory agencies	4,046
Research and development and energy efficiency	4,046
Research and Development - R&D [Member] | MME [Member]
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable to regulatory agencies	2,023
Research and development and energy efficiency	2,023
Research and Development - R&D [Member] | R&D [Member]
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable, before any related prepayments	174,032
Other amounts payable	167,626
Research and development and energy efficiency	341,658
Energy efficiency program - EEP [Member]
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable, before any related prepayments	48,518
Amounts payable to regulatory agencies	16,410
Other amounts payable	245,516
Research and development and energy efficiency	310,444	258,023
Energy efficiency program - EEP [Member] | National Program of electricity conservation - Procel [Member]
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable to regulatory agencies	16,410
Research and development and energy efficiency	16,410	15,792
Energy efficiency program - EEP [Member] | EEP [Member]
DisclosureOfResearchAndDevelopmentAndEnergyEfficiencyLineItems [Line Items]
Amounts payable, before any related prepayments	48,518
Other amounts payable	245,516
Research and development and energy efficiency	R$ 294,034	R$ 242,231